PGIM Government Income Fund
Schedule of Investments  (unaudited)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 100.2%
Asset-Backed Securities 5.6%
Collateralized Loan Obligations
AGL Core CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	1.522%(c)	04/20/32	2,000	$2,003,260
Balboa Bay Loan Funding Ltd. (Cayman Islands), Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.334(c)	07/20/34	1,000	1,000,500
Battalion CLO Ltd.,
Series 2018-12A, Class A2R, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	1.608(c)	05/17/31	4,500	4,500,389
Series 2020-15A, Class A1, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	1.472(c)	01/17/33	2,250	2,250,606

Generate CLO Ltd. (Cayman Islands), Series 08A, Class A1, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	1.632(c)	04/20/32	1,500	1,501,670
Octagon Investment Partners 45 Ltd. (Cayman Islands), Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)	1.454(c)	10/15/32	6,000	6,001,870
Trimaran Cavu Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)	1.592(c)	07/20/32	4,000	4,007,063
Trinitas CLO Ltd. (Cayman Islands), Series 2016-05A, Class ARR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 1.030%)	1.154(c)	10/25/28	1,531	1,530,831
Venture CLO Ltd. (Cayman Islands), Series 2021-43A, Class A1, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)	1.364(c)	04/15/34	5,500	5,502,307

Total Asset-Backed Securities (cost $27,489,014)				28,298,496
Commercial Mortgage-Backed Securities 6.5%
Barclays Commercial Mortgage Trust, Series 2019-C04, Class A4	2.661	08/15/52	6,000	6,166,729
Fannie Mae-Aces,
Series 2012-M02, Class A2	2.717	02/25/22	11	10,676
Series 2018-M14, Class A1	3.700(cc)	08/25/28	32	32,356
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0019, Class X1, IO	1.723(cc)	03/25/22	19,019	825
Series K0020, Class X1, IO	1.473(cc)	05/25/22	12,063	39,319

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series K0021, Class X1, IO	1.508%(cc)	06/25/22	13,573	$24,725
Series K0025, Class X1, IO	0.903(cc)	10/25/22	35,387	195,889
Series K0079, Class AM	3.930	06/25/28	1,225	1,395,395
Series K0085, Class AM	4.060(cc)	10/25/28	640	736,480
Series K0088, Class AM	3.761(cc)	01/25/29	880	998,069
Series K0091, Class AM	3.566	03/25/29	1,650	1,858,227
Series K0151, Class A3	3.511	04/25/30	900	1,007,064
Series K0152, Class A2	3.080	01/25/31	375	412,117
Series K0157, Class A2	3.990(cc)	05/25/33	2,900	3,396,218
Series K1513, Class A3	2.797	08/25/34	6,500	6,988,160
Series K1514, Class A2	2.859	10/25/34	5,217	5,650,979
Series KC03, Class A2	3.499	01/25/26	1,100	1,151,762
Series W5FX, Class AFX	3.336(cc)	04/25/28	1,040	1,136,415

JPMBB Commercial Mortgage Securities Trust, Series 2016-C01, Class A3	3.515	03/15/49	1,610	1,609,822

Total Commercial Mortgage-Backed Securities (cost $31,602,841)				32,811,227
Corporate Bonds 0.9%
Diversified Financial Services
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series BB	4.300	12/15/21	1,210	1,211,821
U.S. Gov’t. Gtd. Notes, Series KK	3.550	01/15/24	2,085	2,201,787
U.S. Gov’t. Gtd. Notes, Series PP	1.400	07/15/28	1,005	988,467

Total Corporate Bonds (cost $4,341,640)				4,402,075
Residential Mortgage-Backed Securities 0.0%
Merrill Lynch Mortgage Investors Trust, Series 2003-E, Class A1, 1 Month LIBOR + 0.620% (Cap 11.750%, Floor 0.620%)	0.712(c)	10/25/28	26	25,671
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-01, Class 4A3	2.438(cc)	02/25/34	101	101,355

Total Residential Mortgage-Backed Securities (cost $126,838)				127,026
U.S. Government Agency Obligations 41.6%
Federal Home Loan Bank	3.250	11/16/28	1,800	2,013,224

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)
Federal Home Loan Mortgage Corp.	1.500%	11/01/50	937	$906,415
Federal Home Loan Mortgage Corp.	2.000	01/01/32	248	255,041
Federal Home Loan Mortgage Corp.	2.500	05/01/28	693	721,716
Federal Home Loan Mortgage Corp.	2.500	05/01/28	851	886,684
Federal Home Loan Mortgage Corp.	2.500	03/01/30	560	584,435
Federal Home Loan Mortgage Corp.	2.500	09/01/31	342	356,395
Federal Home Loan Mortgage Corp.	2.500	10/01/32	418	436,490
Federal Home Loan Mortgage Corp.	2.500	11/01/46	1,203	1,239,640
Federal Home Loan Mortgage Corp.	2.500	04/01/51	6,014	6,171,831
Federal Home Loan Mortgage Corp.	3.000	10/01/28	94	98,952
Federal Home Loan Mortgage Corp.	3.000	06/01/29	306	322,646
Federal Home Loan Mortgage Corp.	3.000	12/01/30	370	389,724
Federal Home Loan Mortgage Corp.	3.000	01/01/37	595	627,336
Federal Home Loan Mortgage Corp.	3.000	04/01/43	883	932,222
Federal Home Loan Mortgage Corp.	3.000	07/01/43	959	1,016,761
Federal Home Loan Mortgage Corp.	3.000	10/01/46	387	407,337
Federal Home Loan Mortgage Corp.	3.000	11/01/46	346	362,961
Federal Home Loan Mortgage Corp.	3.000	12/01/46	324	341,047
Federal Home Loan Mortgage Corp.	3.000	01/01/47	1,121	1,185,027
Federal Home Loan Mortgage Corp.	3.000	03/01/47	253	265,887
Federal Home Loan Mortgage Corp.	3.000	06/01/50	836	871,566
Federal Home Loan Mortgage Corp.	3.500	11/01/37	262	278,621
Federal Home Loan Mortgage Corp.	3.500	06/01/42	652	703,531
Federal Home Loan Mortgage Corp.	3.500	06/01/43	463	496,806
Federal Home Loan Mortgage Corp.	3.500	07/01/43	1,375	1,484,963
Federal Home Loan Mortgage Corp.	3.500	07/01/47	1,711	1,815,109
Federal Home Loan Mortgage Corp.	3.500	08/01/47	1,296	1,370,756
Federal Home Loan Mortgage Corp.	3.500	10/01/47	115	122,013
Federal Home Loan Mortgage Corp.	4.000	06/01/26	39	41,361
Federal Home Loan Mortgage Corp.	4.000	09/01/26	119	126,524
Federal Home Loan Mortgage Corp.	4.000	11/01/39	545	600,135
Federal Home Loan Mortgage Corp.	4.000	09/01/40	301	330,302
Federal Home Loan Mortgage Corp.	4.000	12/01/40	190	209,320
Federal Home Loan Mortgage Corp.	4.000	12/01/40	257	282,908
Federal Home Loan Mortgage Corp.	4.000	04/01/42	453	496,427
Federal Home Loan Mortgage Corp.	4.000	04/01/42	587	646,060
Federal Home Loan Mortgage Corp.	4.000	05/01/46	646	699,198
Federal Home Loan Mortgage Corp.	4.000	08/01/46	171	185,796
Federal Home Loan Mortgage Corp.	4.000	12/01/46	156	168,988
Federal Home Loan Mortgage Corp.	4.000	07/01/47	351	377,164
Federal Home Loan Mortgage Corp.	4.000	08/01/47	131	140,215
Federal Home Loan Mortgage Corp.	4.000	08/01/47	371	396,371

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)
Federal Home Loan Mortgage Corp.	4.000%	06/01/48	85	$90,998
Federal Home Loan Mortgage Corp.	4.000	11/01/48	167	177,575
Federal Home Loan Mortgage Corp.	4.500	09/01/39	744	825,197
Federal Home Loan Mortgage Corp.	4.500	07/01/47	128	138,450
Federal Home Loan Mortgage Corp.	4.500	07/01/47	136	147,637
Federal Home Loan Mortgage Corp.	4.500	08/01/47	447	484,933
Federal Home Loan Mortgage Corp.	5.000	06/01/33	435	492,218
Federal Home Loan Mortgage Corp.	5.000	03/01/34	30	33,605
Federal Home Loan Mortgage Corp.	5.000	05/01/34	41	47,025
Federal Home Loan Mortgage Corp.	5.000	05/01/34	299	334,380
Federal Home Loan Mortgage Corp.	5.000	02/01/48	182	201,733
Federal Home Loan Mortgage Corp.	5.500	05/01/37	60	69,316
Federal Home Loan Mortgage Corp.	5.500	01/01/38	51	59,011
Federal Home Loan Mortgage Corp.	6.000	12/01/33	30	34,665
Federal Home Loan Mortgage Corp.	6.000	09/01/34	88	97,850
Federal Home Loan Mortgage Corp.	6.250	07/15/32	40	58,031
Federal Home Loan Mortgage Corp.	6.500	09/01/32	30	33,609
Federal Home Loan Mortgage Corp.	6.500	09/01/32	59	66,107
Federal Home Loan Mortgage Corp.	7.000	09/01/32	26	27,251
Federal Home Loan Mortgage Corp.	8.000	08/01/22	—(r)	475
Federal Home Loan Mortgage Corp., MTN	1.899(s)	11/15/38	2,500	1,743,214
Federal National Mortgage Assoc.	0.875	08/05/30	970	915,810
Federal National Mortgage Assoc.	1.500	10/01/50	435	420,520
Federal National Mortgage Assoc.	1.500	11/01/50	3,189	3,085,715
Federal National Mortgage Assoc.	1.500	12/01/50	2,359	2,282,627
Federal National Mortgage Assoc.	2.000	TBA	2,500	2,501,953
Federal National Mortgage Assoc.	2.000	08/01/31	313	321,858
Federal National Mortgage Assoc.	2.000	05/01/36	2,766	2,837,986
Federal National Mortgage Assoc.	2.000	06/01/40	763	777,576
Federal National Mortgage Assoc.	2.000	02/01/41	6,300	6,426,518
Federal National Mortgage Assoc.	2.000	05/01/41	3,447	3,515,982
Federal National Mortgage Assoc.	2.000	09/01/50	5,303	5,311,143
Federal National Mortgage Assoc.	2.000	10/01/50	6,557	6,566,196
Federal National Mortgage Assoc.	2.000	01/01/51	1,382	1,383,634
Federal National Mortgage Assoc.	2.000	01/01/51	1,970	1,973,032
Federal National Mortgage Assoc.	2.000	02/01/51	490	490,412
Federal National Mortgage Assoc.	2.000	05/01/51	2,046	2,049,436
Federal National Mortgage Assoc.	2.500	06/01/28	352	365,818
Federal National Mortgage Assoc.	2.500	08/01/28	336	349,585
Federal National Mortgage Assoc.	2.500	08/01/29	66	69,135
Federal National Mortgage Assoc.	2.500	11/01/31	229	238,742
Federal National Mortgage Assoc.	2.500	05/01/41	951	986,893

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)
Federal National Mortgage Assoc.	2.500%	06/01/41	2,980	$3,091,196
Federal National Mortgage Assoc.	2.500	02/01/43	170	175,946
Federal National Mortgage Assoc.	2.500	12/01/46	757	781,134
Federal National Mortgage Assoc.	2.500	01/01/50	1,800	1,846,997
Federal National Mortgage Assoc.	2.500	03/01/50	241	247,167
Federal National Mortgage Assoc.	2.500	05/01/50	1,271	1,304,140
Federal National Mortgage Assoc.	2.500	06/01/50	659	676,269
Federal National Mortgage Assoc.	2.500	08/01/50	5,389	5,529,933
Federal National Mortgage Assoc.	2.500	09/01/50	5,631	5,779,988
Federal National Mortgage Assoc.	2.500	10/01/50	4,868	4,995,593
Federal National Mortgage Assoc.	2.500	04/01/51	6,066	6,225,124
Federal National Mortgage Assoc.	3.000	01/01/27	264	277,437
Federal National Mortgage Assoc.	3.000	08/01/28	549	576,744
Federal National Mortgage Assoc.	3.000	02/01/31	480	503,390
Federal National Mortgage Assoc.	3.000	11/01/36	224	235,103
Federal National Mortgage Assoc.	3.000	12/01/42	922	977,119
Federal National Mortgage Assoc.	3.000	02/01/43	451	477,745
Federal National Mortgage Assoc.	3.000	03/01/43	327	347,647
Federal National Mortgage Assoc.	3.000	04/01/43	418	443,002
Federal National Mortgage Assoc.	3.000	06/01/43	189	200,081
Federal National Mortgage Assoc.	3.000	06/01/43	366	387,184
Federal National Mortgage Assoc.	3.000	07/01/43	1,257	1,330,972
Federal National Mortgage Assoc.	3.000	09/01/46	1,060	1,111,497
Federal National Mortgage Assoc.	3.000	11/01/46	1,214	1,277,295
Federal National Mortgage Assoc.	3.000	11/01/46	1,304	1,371,514
Federal National Mortgage Assoc.	3.000	01/01/47	156	163,826
Federal National Mortgage Assoc.	3.000	04/01/47	2,655	2,784,334
Federal National Mortgage Assoc.	3.000	12/01/49	396	413,355
Federal National Mortgage Assoc.	3.000	12/01/49	836	868,616
Federal National Mortgage Assoc.	3.000	01/01/50	51	52,573
Federal National Mortgage Assoc.	3.000	06/01/50	350	363,629
Federal National Mortgage Assoc.	3.000	06/01/50	931	971,699
Federal National Mortgage Assoc.	3.500	12/01/30	48	50,928
Federal National Mortgage Assoc.	3.500	11/01/32	1,489	1,580,897
Federal National Mortgage Assoc.	3.500	02/01/33	82	87,292
Federal National Mortgage Assoc.	3.500	05/01/33	139	148,006
Federal National Mortgage Assoc.	3.500	10/01/41	991	1,069,977
Federal National Mortgage Assoc.	3.500	12/01/41	285	307,544
Federal National Mortgage Assoc.	3.500	03/01/42	322	347,574
Federal National Mortgage Assoc.	3.500	05/01/42	1,261	1,353,282
Federal National Mortgage Assoc.	3.500	07/01/42	446	481,091
Federal National Mortgage Assoc.	3.500	12/01/42	913	984,801

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)
Federal National Mortgage Assoc.	3.500%	03/01/43	296	$315,843
Federal National Mortgage Assoc.	3.500	06/01/45	2,064	2,209,094
Federal National Mortgage Assoc.	3.500	01/01/46	551	584,464
Federal National Mortgage Assoc.	3.500	12/01/46	988	1,048,293
Federal National Mortgage Assoc.	3.500	03/01/48	2,060	2,177,054
Federal National Mortgage Assoc.	3.500	04/01/48	1,698	1,792,487
Federal National Mortgage Assoc.	3.500	11/01/48	1,139	1,202,066
Federal National Mortgage Assoc.	4.000	09/01/40	548	602,528
Federal National Mortgage Assoc.	4.000	01/01/41	682	750,011
Federal National Mortgage Assoc.	4.000	09/01/44	417	454,943
Federal National Mortgage Assoc.	4.000	06/01/47	1,634	1,756,775
Federal National Mortgage Assoc.	4.000	06/01/47	1,746	1,872,876
Federal National Mortgage Assoc.	4.000	08/01/47	374	401,651
Federal National Mortgage Assoc.	4.000	09/01/47	2,108	2,265,455
Federal National Mortgage Assoc.	4.000	10/01/47	113	121,519
Federal National Mortgage Assoc.	4.000	10/01/47	1,097	1,176,351
Federal National Mortgage Assoc.	4.000	11/01/47	1,266	1,358,431
Federal National Mortgage Assoc.	4.000	12/01/47	265	284,371
Federal National Mortgage Assoc.	4.000	06/01/48	123	131,028
Federal National Mortgage Assoc.	4.500	04/01/41	532	588,426
Federal National Mortgage Assoc.	4.500	05/01/41	413	458,565
Federal National Mortgage Assoc.	4.500	01/01/45	149	165,176
Federal National Mortgage Assoc.	4.500	12/01/47	1,113	1,198,402
Federal National Mortgage Assoc.	4.500	06/01/48	255	274,328
Federal National Mortgage Assoc.	4.500	10/01/48	1,052	1,132,224
Federal National Mortgage Assoc.	5.000	12/01/31	57	62,592
Federal National Mortgage Assoc.	5.000	03/01/34	214	242,695
Federal National Mortgage Assoc.	5.000	07/01/35	79	89,300
Federal National Mortgage Assoc.	5.000	09/01/35	52	59,351
Federal National Mortgage Assoc.	5.000	11/01/35	59	66,822
Federal National Mortgage Assoc.	5.000	05/01/36	31	35,721
Federal National Mortgage Assoc.	5.500	02/01/34	196	224,424
Federal National Mortgage Assoc.	5.500	09/01/34	412	474,122
Federal National Mortgage Assoc.	5.500	02/01/35	300	339,596
Federal National Mortgage Assoc.	5.500	06/01/35	54	59,853
Federal National Mortgage Assoc.	5.500	06/01/35	116	128,447
Federal National Mortgage Assoc.	5.500	09/01/35	89	98,528
Federal National Mortgage Assoc.	5.500	09/01/35	225	253,469
Federal National Mortgage Assoc.	5.500	10/01/35	219	250,290
Federal National Mortgage Assoc.	5.500	11/01/35	111	122,868
Federal National Mortgage Assoc.	5.500	11/01/35	285	319,103
Federal National Mortgage Assoc.	5.500	11/01/36	5	6,104

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)
Federal National Mortgage Assoc.	6.000%	07/01/22	—(r)	$52
Federal National Mortgage Assoc.	6.000	09/01/33	—(r)	532
Federal National Mortgage Assoc.	6.000	11/01/33	—(r)	436
Federal National Mortgage Assoc.	6.000	02/01/34	—(r)	266
Federal National Mortgage Assoc.	6.000	06/01/34	—(r)	129
Federal National Mortgage Assoc.	6.000	09/01/34	—(r)	208
Federal National Mortgage Assoc.	6.000	09/01/34	14	16,439
Federal National Mortgage Assoc.	6.000	09/01/34	17	18,580
Federal National Mortgage Assoc.	6.000	11/01/34	4	4,043
Federal National Mortgage Assoc.	6.000	11/01/34	26	29,374
Federal National Mortgage Assoc.	6.000	02/01/35	—(r)	149
Federal National Mortgage Assoc.	6.000	03/01/35	9	10,457
Federal National Mortgage Assoc.	6.000	04/01/35	—(r)	526
Federal National Mortgage Assoc.	6.000	12/01/35	58	65,006
Federal National Mortgage Assoc.	6.000	01/01/36	154	172,359
Federal National Mortgage Assoc.	6.000	05/01/36	42	46,735
Federal National Mortgage Assoc.	6.000	05/01/36	365	426,414
Federal National Mortgage Assoc.	6.250	05/15/29	100	133,513
Federal National Mortgage Assoc.	6.500	07/01/32	370	423,512
Federal National Mortgage Assoc.	6.500	08/01/32	159	178,289
Federal National Mortgage Assoc.	6.500	09/01/32	62	68,612
Federal National Mortgage Assoc.	6.500	10/01/32	59	66,268
Federal National Mortgage Assoc.	6.500	10/01/32	383	442,414
Federal National Mortgage Assoc.	6.500	10/01/37	249	290,234
Federal National Mortgage Assoc.	6.625	11/15/30	580	822,777
Federal National Mortgage Assoc.	7.000	05/01/24	5	4,677
Federal National Mortgage Assoc.	7.000	05/01/24	7	6,618
Federal National Mortgage Assoc.	7.000	05/01/24	9	8,622
Federal National Mortgage Assoc.	7.000	05/01/24	25	26,692
Federal National Mortgage Assoc.	7.000	12/01/31	144	158,451
Federal National Mortgage Assoc.	7.000	09/01/33	59	61,013
Federal National Mortgage Assoc.	7.000	11/01/33	62	63,538
Federal National Mortgage Assoc.	9.000	04/01/25	1	1,413
Federal National Mortgage Assoc.	9.500	01/01/25	—(r)	444
Federal National Mortgage Assoc.	9.500	01/01/25	1	980
Federal National Mortgage Assoc.	9.500	01/01/25	4	4,227
Federal National Mortgage Assoc.	9.500	02/01/25	1	726
Government National Mortgage Assoc.	2.500	TBA	5,000	5,137,109
Government National Mortgage Assoc.	2.500	12/20/46	232	239,947
Government National Mortgage Assoc.	3.000	03/15/45	856	895,936
Government National Mortgage Assoc.	3.000	07/20/45	1,740	1,820,282
Government National Mortgage Assoc.	3.000	07/20/46	868	907,777

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)
Government National Mortgage Assoc.	3.000%	08/20/46	1,610	$1,684,578
Government National Mortgage Assoc.	3.000	10/20/46	131	136,661
Government National Mortgage Assoc.	3.000	02/20/47	2,383	2,493,141
Government National Mortgage Assoc.	3.000	05/20/47	447	466,304
Government National Mortgage Assoc.	3.000	12/20/47	164	171,208
Government National Mortgage Assoc.	3.000	04/20/49	683	710,453
Government National Mortgage Assoc.	3.500	04/20/42	173	185,802
Government National Mortgage Assoc.	3.500	01/20/43	1,074	1,154,233
Government National Mortgage Assoc.	3.500	04/20/43	476	511,587
Government National Mortgage Assoc.	3.500	03/20/45	672	712,286
Government National Mortgage Assoc.	3.500	04/20/45	362	384,255
Government National Mortgage Assoc.	3.500	07/20/46	1,346	1,422,602
Government National Mortgage Assoc.	3.500	01/20/47	291	306,763
Government National Mortgage Assoc.	3.500	03/20/47	128	134,763
Government National Mortgage Assoc.	3.500	07/20/47	784	825,002
Government National Mortgage Assoc.	3.500	02/20/48	1,738	1,826,344
Government National Mortgage Assoc.	3.500	11/20/48	451	473,399
Government National Mortgage Assoc.	3.500	01/20/49	407	428,766
Government National Mortgage Assoc.	3.500	02/20/49	2,421	2,548,223
Government National Mortgage Assoc.	3.500	05/20/49	669	699,784
Government National Mortgage Assoc.	3.500	06/20/49	1,554	1,625,413
Government National Mortgage Assoc.	4.000	02/20/41	233	254,381
Government National Mortgage Assoc.	4.000	06/20/44	468	509,072
Government National Mortgage Assoc.	4.000	08/20/44	144	156,955
Government National Mortgage Assoc.	4.000	11/20/45	283	307,652
Government National Mortgage Assoc.	4.000	11/20/46	270	287,864
Government National Mortgage Assoc.	4.000	02/20/47	242	255,914
Government National Mortgage Assoc.	4.000	10/20/47	265	283,033
Government National Mortgage Assoc.	4.000	12/20/47	187	200,238
Government National Mortgage Assoc.	4.000	07/20/48	558	593,287
Government National Mortgage Assoc.	4.000	02/20/49	686	727,738
Government National Mortgage Assoc.	4.000	03/20/49	1,097	1,163,750
Government National Mortgage Assoc.	4.500	02/20/40	141	155,801
Government National Mortgage Assoc.	4.500	01/20/41	87	96,630
Government National Mortgage Assoc.	4.500	02/20/41	408	454,769
Government National Mortgage Assoc.	4.500	03/20/41	208	230,137
Government National Mortgage Assoc.	4.500	06/20/44	308	342,675
Government National Mortgage Assoc.	4.500	02/20/46	28	30,585
Government National Mortgage Assoc.	4.500	03/20/46	140	153,737
Government National Mortgage Assoc.	4.500	03/20/47	704	759,372
Government National Mortgage Assoc.	4.500	08/20/47	122	132,100
Government National Mortgage Assoc.	4.500	01/20/48	102	110,079

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)
Government National Mortgage Assoc.	4.500%	02/20/48	627	$671,810
Government National Mortgage Assoc.	5.000	07/15/33	280	324,636
Government National Mortgage Assoc.	5.000	09/15/33	453	524,937
Government National Mortgage Assoc.	5.000	04/15/34	15	16,707
Government National Mortgage Assoc.	5.500	02/15/34	182	202,083
Government National Mortgage Assoc.	5.500	02/15/36	90	103,802
Government National Mortgage Assoc.	7.000	12/15/22	—(r)	71
Government National Mortgage Assoc.	7.000	12/15/22	—(r)	72
Government National Mortgage Assoc.	7.000	01/15/23	—(r)	97
Government National Mortgage Assoc.	7.000	01/15/23	—(r)	107
Government National Mortgage Assoc.	7.000	01/15/23	—(r)	301
Government National Mortgage Assoc.	7.000	01/15/23	—(r)	462
Government National Mortgage Assoc.	7.000	03/15/23	—(r)	399
Government National Mortgage Assoc.	7.000	04/15/23	—(r)	173
Government National Mortgage Assoc.	7.000	04/15/23	1	898
Government National Mortgage Assoc.	7.000	05/15/23	—(r)	36
Government National Mortgage Assoc.	7.000	05/15/23	—(r)	62
Government National Mortgage Assoc.	7.000	05/15/23	—(r)	125
Government National Mortgage Assoc.	7.000	05/15/23	—(r)	146
Government National Mortgage Assoc.	7.000	05/15/23	—(r)	221
Government National Mortgage Assoc.	7.000	05/15/23	—(r)	238
Government National Mortgage Assoc.	7.000	05/15/23	—(r)	350
Government National Mortgage Assoc.	7.000	05/15/23	3	2,761
Government National Mortgage Assoc.	7.000	06/15/23	—(r)	41
Government National Mortgage Assoc.	7.000	06/15/23	—(r)	143
Government National Mortgage Assoc.	7.000	06/15/23	—(r)	386
Government National Mortgage Assoc.	7.000	06/15/23	1	519
Government National Mortgage Assoc.	7.000	06/15/23	1	554
Government National Mortgage Assoc.	7.000	06/15/23	1	1,269
Government National Mortgage Assoc.	7.000	07/15/23	—(r)	47
Government National Mortgage Assoc.	7.000	07/15/23	—(r)	57
Government National Mortgage Assoc.	7.000	07/15/23	—(r)	93
Government National Mortgage Assoc.	7.000	07/15/23	—(r)	151
Government National Mortgage Assoc.	7.000	07/15/23	—(r)	229
Government National Mortgage Assoc.	7.000	07/15/23	—(r)	288
Government National Mortgage Assoc.	7.000	07/15/23	—(r)	319
Government National Mortgage Assoc.	7.000	07/15/23	—(r)	346
Government National Mortgage Assoc.	7.000	07/15/23	1	1,158
Government National Mortgage Assoc.	7.000	07/15/23	6	5,897
Government National Mortgage Assoc.	7.000	08/15/23	—(r)	81
Government National Mortgage Assoc.	7.000	08/15/23	—(r)	102
Government National Mortgage Assoc.	7.000	08/15/23	—(r)	115

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)
Government National Mortgage Assoc.	7.000%	08/15/23	—(r)	$214
Government National Mortgage Assoc.	7.000	08/15/23	—(r)	331
Government National Mortgage Assoc.	7.000	08/15/23	—(r)	407
Government National Mortgage Assoc.	7.000	08/15/23	1	531
Government National Mortgage Assoc.	7.000	08/15/23	1	603
Government National Mortgage Assoc.	7.000	08/15/23	1	686
Government National Mortgage Assoc.	7.000	08/15/23	1	759
Government National Mortgage Assoc.	7.000	08/15/23	1	798
Government National Mortgage Assoc.	7.000	08/15/23	1	1,107
Government National Mortgage Assoc.	7.000	08/15/23	2	1,764
Government National Mortgage Assoc.	7.000	08/15/23	2	2,036
Government National Mortgage Assoc.	7.000	09/15/23	—(r)	239
Government National Mortgage Assoc.	7.000	09/15/23	—(r)	262
Government National Mortgage Assoc.	7.000	09/15/23	—(r)	348
Government National Mortgage Assoc.	7.000	09/15/23	—(r)	381
Government National Mortgage Assoc.	7.000	09/15/23	2	2,104
Government National Mortgage Assoc.	7.000	09/15/23	4	4,207
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	38
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	43
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	56
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	97
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	152
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	209
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	238
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	265
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	325
Government National Mortgage Assoc.	7.000	10/15/23	1	521
Government National Mortgage Assoc.	7.000	10/15/23	1	546
Government National Mortgage Assoc.	7.000	10/15/23	1	562
Government National Mortgage Assoc.	7.000	10/15/23	1	601
Government National Mortgage Assoc.	7.000	10/15/23	1	602
Government National Mortgage Assoc.	7.000	10/15/23	1	602
Government National Mortgage Assoc.	7.000	10/15/23	1	689
Government National Mortgage Assoc.	7.000	10/15/23	1	853
Government National Mortgage Assoc.	7.000	10/15/23	1	1,242
Government National Mortgage Assoc.	7.000	10/15/23	2	1,844
Government National Mortgage Assoc.	7.000	10/15/23	4	3,633
Government National Mortgage Assoc.	7.000	10/15/23	5	4,748
Government National Mortgage Assoc.	7.000	10/15/23	8	7,884
Government National Mortgage Assoc.	7.000	10/15/23	11	11,686
Government National Mortgage Assoc.	7.000	11/15/23	—(r)	152
Government National Mortgage Assoc.	7.000	11/15/23	—(r)	208

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)
Government National Mortgage Assoc.	7.000%	11/15/23	—(r)	$224
Government National Mortgage Assoc.	7.000	11/15/23	—(r)	329
Government National Mortgage Assoc.	7.000	11/15/23	—(r)	352
Government National Mortgage Assoc.	7.000	11/15/23	—(r)	379
Government National Mortgage Assoc.	7.000	11/15/23	1	601
Government National Mortgage Assoc.	7.000	11/15/23	1	682
Government National Mortgage Assoc.	7.000	11/15/23	1	744
Government National Mortgage Assoc.	7.000	11/15/23	1	900
Government National Mortgage Assoc.	7.000	11/15/23	1	1,231
Government National Mortgage Assoc.	7.000	11/15/23	1	1,454
Government National Mortgage Assoc.	7.000	11/15/23	2	1,629
Government National Mortgage Assoc.	7.000	11/15/23	2	2,154
Government National Mortgage Assoc.	7.000	11/15/23	2	2,383
Government National Mortgage Assoc.	7.000	11/15/23	4	3,790
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	36
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	99
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	116
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	122
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	207
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	347
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	431
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	445
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	448
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	466
Government National Mortgage Assoc.	7.000	12/15/23	1	621
Government National Mortgage Assoc.	7.000	12/15/23	1	635
Government National Mortgage Assoc.	7.000	12/15/23	1	689
Government National Mortgage Assoc.	7.000	12/15/23	1	852
Government National Mortgage Assoc.	7.000	12/15/23	1	1,115
Government National Mortgage Assoc.	7.000	12/15/23	1	1,377
Government National Mortgage Assoc.	7.000	12/15/23	2	1,586
Government National Mortgage Assoc.	7.000	12/15/23	2	1,589
Government National Mortgage Assoc.	7.000	12/15/23	2	1,808
Government National Mortgage Assoc.	7.000	12/15/23	2	1,991
Government National Mortgage Assoc.	7.000	12/15/23	3	2,794
Government National Mortgage Assoc.	7.000	12/15/23	3	3,452
Government National Mortgage Assoc.	7.000	12/15/23	3	3,496
Government National Mortgage Assoc.	7.000	12/15/23	5	5,464
Government National Mortgage Assoc.	7.000	01/15/24	—(r)	127
Government National Mortgage Assoc.	7.000	01/15/24	—(r)	145
Government National Mortgage Assoc.	7.000	01/15/24	—(r)	243
Government National Mortgage Assoc.	7.000	01/15/24	—(r)	284

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)
Government National Mortgage Assoc.	7.000%	01/15/24	—(r)	$387
Government National Mortgage Assoc.	7.000	01/15/24	—(r)	501
Government National Mortgage Assoc.	7.000	01/15/24	1	634
Government National Mortgage Assoc.	7.000	01/15/24	1	1,220
Government National Mortgage Assoc.	7.000	01/15/24	2	1,853
Government National Mortgage Assoc.	7.000	02/15/24	—(r)	60
Government National Mortgage Assoc.	7.000	02/15/24	—(r)	192
Government National Mortgage Assoc.	7.000	02/15/24	—(r)	328
Government National Mortgage Assoc.	7.000	02/15/24	1	593
Government National Mortgage Assoc.	7.000	02/15/24	1	798
Government National Mortgage Assoc.	7.000	02/15/24	3	3,088
Government National Mortgage Assoc.	7.000	03/15/24	—(r)	55
Government National Mortgage Assoc.	7.000	03/15/24	—(r)	426
Government National Mortgage Assoc.	7.000	03/15/24	1	889
Government National Mortgage Assoc.	7.000	04/15/24	—(r)	32
Government National Mortgage Assoc.	7.000	04/15/24	—(r)	360
Government National Mortgage Assoc.	7.000	04/15/24	—(r)	391
Government National Mortgage Assoc.	7.000	04/15/24	—(r)	431
Government National Mortgage Assoc.	7.000	04/15/24	1	801
Government National Mortgage Assoc.	7.000	04/15/24	1	858
Government National Mortgage Assoc.	7.000	04/15/24	3	2,640
Government National Mortgage Assoc.	7.000	04/15/24	3	3,379
Government National Mortgage Assoc.	7.000	05/15/24	—(r)	66
Government National Mortgage Assoc.	7.000	05/15/24	—(r)	193
Government National Mortgage Assoc.	7.000	05/15/24	—(r)	367
Government National Mortgage Assoc.	7.000	05/15/24	1	599
Government National Mortgage Assoc.	7.000	05/15/24	1	673
Government National Mortgage Assoc.	7.000	05/15/24	1	1,072
Government National Mortgage Assoc.	7.000	05/15/24	1	1,127
Government National Mortgage Assoc.	7.000	05/15/24	1	1,405
Government National Mortgage Assoc.	7.000	05/15/24	2	1,943
Government National Mortgage Assoc.	7.000	05/15/24	4	4,556
Government National Mortgage Assoc.	7.000	06/15/24	—(r)	77
Government National Mortgage Assoc.	7.000	06/15/24	—(r)	81
Government National Mortgage Assoc.	7.000	06/15/24	—(r)	127
Government National Mortgage Assoc.	7.000	06/15/24	—(r)	323
Government National Mortgage Assoc.	7.000	06/15/24	1	848
Government National Mortgage Assoc.	7.000	06/15/24	1	1,342
Government National Mortgage Assoc.	7.000	06/15/24	2	1,631
Government National Mortgage Assoc.	7.000	06/15/24	2	2,053
Government National Mortgage Assoc.	7.000	06/15/24	4	3,569
Government National Mortgage Assoc.	7.000	07/15/24	—(r)	278

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)
Government National Mortgage Assoc.	7.000%	07/15/24	1	$1,191
Government National Mortgage Assoc.	7.000	02/15/29	5	5,385
Government National Mortgage Assoc.	7.500	01/15/23	—(r)	13
Government National Mortgage Assoc.	7.500	01/15/23	—(r)	13
Government National Mortgage Assoc.	7.500	03/15/23	—(r)	75
Government National Mortgage Assoc.	7.500	05/15/23	2	1,677
Government National Mortgage Assoc.	7.500	06/15/23	—(r)	70
Government National Mortgage Assoc.	7.500	07/15/23	—(r)	53
Government National Mortgage Assoc.	7.500	09/15/23	1	921
Government National Mortgage Assoc.	7.500	10/15/23	2	1,654
Government National Mortgage Assoc.	7.500	10/15/23	4	3,684
Government National Mortgage Assoc.	7.500	11/15/23	4	3,793
Government National Mortgage Assoc.	7.500	12/15/23	—(r)	311
Government National Mortgage Assoc.	7.500	12/15/23	1	764
Government National Mortgage Assoc.	7.500	01/15/24	—(r)	231
Government National Mortgage Assoc.	7.500	01/15/24	—(r)	428
Government National Mortgage Assoc.	7.500	01/15/24	1	847
Government National Mortgage Assoc.	7.500	01/15/24	4	4,516
Government National Mortgage Assoc.	7.500	01/15/24	5	4,798
Government National Mortgage Assoc.	7.500	02/15/24	—(r)	377
Government National Mortgage Assoc.	7.500	02/15/24	2	2,502
Government National Mortgage Assoc.	7.500	03/15/24	2	1,557
Government National Mortgage Assoc.	7.500	04/15/24	1	1,133
Government National Mortgage Assoc.	7.500	04/15/24	1	1,328
Government National Mortgage Assoc.	7.500	05/15/24	—(r)	114
Government National Mortgage Assoc.	7.500	06/15/24	1	674
Government National Mortgage Assoc.	7.500	06/15/24	1	1,394
Government National Mortgage Assoc.	7.500	06/15/24	3	2,830
Government National Mortgage Assoc.	7.500	07/15/24	2	2,175
Government National Mortgage Assoc.	7.500	07/15/24	4	4,432
Government National Mortgage Assoc.	8.500	04/15/25	41	43,542
Israel Government, AID Bond, U.S. Gov’t. Gtd. Notes	5.500	09/18/33	500	698,631
Resolution Funding Corp. Interest Strips, Bonds	2.046(s)	01/15/30	280	241,142
Resolution Funding Corp. Interest Strips, Bonds	3.624(s)	04/15/30	1,000	854,943
Resolution Funding Corp. Principal Strips, Bonds	2.737(s)	01/15/30	1,540	1,354,422
Resolution Funding Corp. Principal Strips, Bonds	3.114(s)	04/15/30	2,280	1,990,238
Tennessee Valley Authority, Sr. Unsec’d. Notes	0.750	05/15/25	1,485	1,472,224
Tennessee Valley Authority, Sr. Unsec’d. Notes	1.500	09/15/31	285	281,791
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875	02/01/27	335	361,926
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.880	04/01/36	170	251,660
Tennessee Valley Authority, Sr. Unsec’d. Notes	6.750	11/01/25	1,300	1,576,058

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125%	05/01/30	1,170	$1,684,555

Total U.S. Government Agency Obligations (cost $206,553,682)				210,285,172
U.S. Treasury Obligations 45.6%
U.S. Treasury Bonds	2.000	08/15/51	480	502,725
U.S. Treasury Bonds	2.250	05/15/41	47,895	50,993,208
U.S. Treasury Bonds	2.500	02/15/46	4,340	4,892,672
U.S. Treasury Bonds	2.500	05/15/46	2,080	2,347,150
U.S. Treasury Bonds	3.000	11/15/44(k)	4,790	5,808,623
U.S. Treasury Bonds	3.125	08/15/44	595	733,988
U.S. Treasury Bonds	3.375	11/15/48	7,900	10,590,937
U.S. Treasury Bonds	3.625	02/15/44	3,880	5,123,419
U.S. Treasury Notes	0.125	06/30/23	11,060	11,009,020
U.S. Treasury Notes	0.750	04/30/26	2,105	2,071,945
U.S. Treasury Notes	1.250	04/30/28	16,320	16,252,425
U.S. Treasury Notes	1.250	09/30/28	7,290	7,236,464
U.S. Treasury Notes	1.500	11/30/28	2,420	2,441,175
U.S. Treasury Notes	2.875	05/15/28	22,350	24,504,680
U.S. Treasury Notes	3.125	11/15/28	16,145	18,047,083
U.S. Treasury Strips Coupon	0.768(s)	05/15/30	1,145	1,007,197
U.S. Treasury Strips Coupon	0.919(s)	02/15/29	8,675	7,808,178
U.S. Treasury Strips Coupon	1.052(s)	05/15/29	10,710	9,601,766
U.S. Treasury Strips Coupon	1.225(s)	02/15/41	150	103,307
U.S. Treasury Strips Coupon	1.389(s)	05/15/43	4,550	2,961,588
U.S. Treasury Strips Coupon	1.450(s)	08/15/42	180	118,336
U.S. Treasury Strips Coupon	1.463(s)	11/15/42	475	312,517
U.S. Treasury Strips Coupon	1.503(s)	02/15/39(k)	8,755	6,365,843
U.S. Treasury Strips Coupon	1.505(s)	11/15/41	2,445	1,639,487
U.S. Treasury Strips Coupon	1.677(s)	02/15/43(k)	19,800	12,945,797
U.S. Treasury Strips Coupon	1.775(s)	02/15/40	1,505	1,065,904
U.S. Treasury Strips Coupon	1.872(s)	05/15/31	1,100	949,180
U.S. Treasury Strips Coupon	1.960(s)	05/15/41	210	143,391
U.S. Treasury Strips Coupon	1.970(s)	08/15/43	800	517,875
U.S. Treasury Strips Coupon	1.982(s)	08/15/39	2,050	1,471,275
U.S. Treasury Strips Coupon	2.010(s)	08/15/30	1,585	1,388,608
U.S. Treasury Strips Coupon	2.056(s)	11/15/38	300	219,680
U.S. Treasury Strips Coupon	2.071(s)	08/15/41	60	40,507
U.S. Treasury Strips Coupon	2.172(s)	02/15/28	695	639,047
U.S. Treasury Strips Coupon	2.188(s)	05/15/39	1,505	1,087,245
U.S. Treasury Strips Coupon	2.228(s)	05/15/28	345	315,581

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations(Continued)
U.S. Treasury Strips Coupon	2.251%(s)	08/15/40	2,200	$1,531,922
U.S. Treasury Strips Coupon	2.347(s)	11/15/40	3,965	2,733,682
U.S. Treasury Strips Coupon	2.353(s)	02/15/44	620	396,073
U.S. Treasury Strips Coupon	2.365(s)	05/15/44	2,105	1,347,529
U.S. Treasury Strips Coupon	2.365(s)	11/15/44	2,240	1,424,237
U.S. Treasury Strips Coupon	2.416(s)	05/15/42	190	125,994
U.S. Treasury Strips Coupon	2.434(s)	11/15/45	590	370,064
U.S. Treasury Strips Coupon	2.436(s)	02/15/46	665	415,651
U.S. Treasury Strips Coupon	2.443(s)	08/15/44	480	305,156
U.S. Treasury Strips Coupon	2.480(s)	11/15/43	13,768	8,877,671

Total U.S. Treasury Obligations (cost $229,917,356)				230,785,802

Total Long-Term Investments (cost $500,031,371)				506,709,798

	Shares
Short-Term Investment 0.9%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $4,530,431)(wb)	4,530,431	4,530,431
TOTAL SHORT-TERM INVESTMENTS (cost $4,530,431)		4,530,431

TOTAL INVESTMENTS 101.1% (cost $504,561,802)		511,240,229
Liabilities in excess of other assets(z) (1.1)%		(5,667,124)

Net Assets 100.0%		$505,573,105

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
Aces—Alternative Credit Enhancements Securities
AID—Agency for International Development
CLO—Collateralized Loan Obligation
CPI—Consumer Price Index
FHLMC—Federal Home Loan Mortgage Corporation
IO—Interest Only (Principal amount represents notional)
LIBOR—London Interbank Offered Rate

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
MTN—Medium Term Note
NSA—Non-Seasonally Adjusted
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TBA—To Be Announced

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at November 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
250	2 Year U.S. Treasury Notes	Mar. 2022	$54,683,594	$92,286
731	5 Year U.S. Treasury Notes	Mar. 2022	88,742,260	502,929
767	10 Year U.S. Treasury Notes	Mar. 2022	100,333,187	1,007,274
22	30 Year U.S. Ultra Treasury Bonds	Mar. 2022	4,412,375	151,724
				1,754,213
Short Positions:
497	10 Year U.S. Ultra Treasury Notes	Mar. 2022	73,004,643	(1,472,540)
785	20 Year U.S. Treasury Bonds	Mar. 2022	127,268,125	(2,241,584)
				(3,714,124)
				$(1,959,911)

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Inflation swap agreements outstanding at November 30, 2021:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
6,720	01/13/26	2.152%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(506,718)	$(506,718)
20,945	02/02/26	2.295%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(60,891)	(1,418,027)	(1,357,136)
				$(60,891)	$(1,924,745)	$(1,863,854)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).